Quarterly Financial Data (Unaudited) (Quarterly Financial Information) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Selected Financial Data
Net sales	$ 737,521	$ 714,167	$ 833,165	$ 793,484	$ 721,718	$ 722,764	$ 870,351	$ 824,463	$ 3,078,337	$ 3,139,296	$ 3,227,432
Cost of sales	666,884	643,578	727,607	704,971	649,509	641,702	717,262	689,558	2,743,040	2,698,031	2,770,431
Gross profit	70,637	70,589	105,558	88,513	72,209	81,062	153,089	134,905
Operating income (loss)	(204,893)	(66,104)	17,597	(434)	(11,911)	(10,395)	13,846	42,200	(253,834)	33,740	107,660
Net income (loss)	$ (332,629)	$ (66,754)	$ 5,508	$ (11,142)	$ (16,315)	$ (28,826)	$ 77,775	$ 24,202	$ (405,017)	$ 56,836	$ 57,355
Net income (loss) per common share — basic
Continuing operations (in usd per share)	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)					$ (8.75)	$ 1.25	$ 1.34
Discontinued operations (in usd per share)	$ (0.04)	$ 0	$ 0	$ 0					$ (0.04)	$ 0.00	$ (0.07)
Earnings (loss) per common share - basic (in usd per share)	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.36)	$ (0.63)	$ 1.71	$ 0.53	$ (8.79)	$ 1.25	$ 1.27
Net income (loss) per common share — diluted
Continuing operations (in usd per share)	$ (7.14)	$ (1.45)	$ 0.12	$ (0.24)					$ (8.75)	$ 1.23	$ 1.32
Discontinued operations (in usd per share)	$ (0.04)	$ 0	$ 0	$ 0					$ (0.04)	$ 0.00	$ (0.07)
Earnings (loss) per common share - diluted (in usd per share)	$ (7.18)	$ (1.45)	$ 0.12	$ (0.24)	$ (0.36)	$ (0.63)	$ 1.68	$ 0.52	$ (8.79)	$ 1.23	$ 1.25
Common Stock | High
Selected Financial Data
Common stock market price	$ 8.39	$ 7.96	$ 8.96	$ 10.37	$ 9.60	$ 13.37	$ 16.09	$ 17.19	$ 8.39	$ 9.60
Common Stock | Low
Selected Financial Data
Common stock market price	$ 6.61	$ 4.75	$ 4.66	$ 8.04	$ 7.64	$ 8.34	$ 12.01	$ 13.71	$ 6.61	$ 7.64